Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 51,758	¥ 47,281
Ending balance	52,747	51,758
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,500	65,353
Transfers upon completion	(121)	(173)
Additions	6,488	10,295
Transfers into investment properties	(2,098)	(2,977)
Disposals	(1,767)	(998)
Ending balance	74,002	71,500
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,717)	(18,047)
Charge for the year	(2,873)	(2,490)
Other additions		(48)
Disposals	1,360	868
Ending balance	(21,230)	(19,717)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25)	(25)
Ending balance	(25)	(25)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,936	26,824
Ending balance	37,319	32,936
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,771	37,262
Transfers upon completion	6,010	7,171
Additions	222	415
Disposals	(575)	(77)
Ending balance	50,428	44,771
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,811)	(10,414)
Charge for the year	(1,582)	(1,397)
Other additions		(48)
Disposals	308	48
Ending balance	(13,085)	(11,811)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,884	2,215
Ending balance	2,658	2,884
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,368	7,658
Transfers upon completion	3	288
Additions	626	1,026
Disposals	(906)	(604)
Ending balance	8,091	8,368
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,484)	(5,443)
Charge for the year	(725)	(620)
Disposals	776	579
Ending balance	(5,433)	(5,484)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	523	527
Ending balance	461	523
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,364	1,340
Additions	131	195
Disposals	(143)	(171)
Ending balance	1,352	1,364
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(841)	(813)
Charge for the year	(189)	(190)
Disposals	139	162
Ending balance	(891)	(841)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,377	16,901
Ending balance	11,332	14,377
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,378	16,902
Transfers upon completion	(6,456)	(8,164)
Additions	5,509	8,656
Transfers into investment properties	(2,098)	(2,977)
Disposals		(39)
Ending balance	11,333	14,378
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)	(1)
Ending balance	(1)	(1)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,038	814
Ending balance	977	1,038
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,619	2,191
Transfers upon completion	322	532
Additions		3
Disposals	(143)	(107)
Ending balance	2,798	2,619
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,581)	(1,377)
Charge for the year	(377)	(283)
Disposals	137	79
Ending balance	¥ (1,821)	¥ (1,581)